Acquisitions, ReCreation Marketing (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2020	Jul. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisitions [Abstract]
Payment for investment			$ 19,250	$ 1,421	$ 2,000
Assets Acquired [Abstract]
Goodwill			$ 159,621	$ 154,282	$ 145,939
30% Investment in ReCreation Marketing [Member]
Acquisitions [Abstract]
Ownership interest		30.00%
Payment for investment	$ 1,000
50% Investment in ReCreation Marketing [Member]
Acquisitions [Abstract]
Ownership interest	50.00%
Payment for investment	$ 2,000
ReCreation Marketing [Member]
Acquisitions [Abstract]
Payment for investment		$ 1,000
Unsecured loan	$ 2,000
Interest rate	8.00%
Purchase Price [Abstract]
Total consideration transferred	$ 4,000
Adjustments to Consideration Transferred [Abstract]
Cash acquired	(3,711)
Working capital	418
Debt forgiven	2,000
Adjusted consideration transferred	2,707
Assets Acquired [Abstract]
Working capital (primarily AR and inventory)	1,551
Fixed assets and other long term assets	70
Other liabilities	(203)
Non-controlling interest	(4,050)
Net assets acquired	(2,632)
Goodwill	$ 5,339